Cover	Jan. 05, 2021	Oct. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 14, 2021
Entity Registrant Name	Avid Technology, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36254
Entity Tax Identification Number	04-2977748
Entity Address, Address Line One	75 Network Drive
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	978
Local Phone Number	640-6789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	AVID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000896841